Other equity reserves	12 Months Ended
Mar. 31, 2019
Disclosure of reserves within equity [abstract]
Other equity reserves
Other equity reserves

Other equity reserves are different categories of equity as required by accounting standards and represent the impact of a number of our historical transactions.

Other equity reserves comprise the translation reserve (see accounting policy D in note 1), cash flow hedge reserve and the cost of hedging reserve (see note 32), available-for-sale reserve, debt instruments at fair value through other comprehensive income reserve (FVOCI debt) and equity investments at fair value through other comprehensive income reserve (FVOCI equity) (see note 15), the capital redemption reserve and the merger reserve. The merger reserve arose as a result of the application of merger accounting principles under the then prevailing UK GAAP, which under IFRS 1 was retained for mergers that occurred prior to the IFRS transition date. Under merger accounting principles, the difference between the carrying amount of the capital structure of the acquiring vehicle and that of the acquired business was treated as a merger difference and included within reserves. The cash flow hedge reserve will amortise as the committed future cash flows from borrowings are paid or capitalised in fixed assets (as described in note 32). Cost of hedging, FVOCI debt, and FVOCI equity reserves arose as a result of the adoption of IFRS 9 on 1 April 2018. See note 15 for further detail on FVOCI debt and FVOCI equity reserves and note 32 in respect of cost of hedging reserve.
As the amounts included in other equity reserves are not attributable to any of the other classes of equity presented, they have been disclosed as a separate classification of equity.

	Translation £m	Cash flow hedge £m	Cost of hedging £m	Available- for-sale £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2016	548	(45)	—	120	—	—	—	19	(5,165)	(4,523)
Exchange adjustments[1]	346	—	—	—	—	—	—	—	—	346
Net (losses)/gains taken to equity	—	(36)	—	81	—	—	—	—	—	45
Transferred to/(from) profit or loss	—	227	—	(25)	—	—	—	—	—	202
Tax	—	(43)	—	(14)	—	—	—	—	—	(57)
At 31 March 2017	894	103	—	162	—	—	—	19	(5,165)	(3,987)
Exchange adjustments[1]	(504)	—	—	—	—	—	—	—	—	(504)
Net gains/(losses) taken to equity	—	19	—	(30)	—	—	—	—	—	(11)
Share of net gains of associates taken to equity	—	5	—	—	—	—	—	—	—	5
Transferred from profit or loss	—	(3)	—	(73)	—	—	—	—	—	(76)
Tax	—	4	—	29	—	—	—	—	—	33
At 31 March 2018 (as previously reported)	390	128	—	88	—	—	—	19	(5,165)	(4,540)
Transfer on transition to IFRS 9	—	(3)	76	(88)	34	46	7	—	—	72
At 1 April 2018 (as restated)	390	125	76	—	34	46	7	19	(5,165)	(4,468)
Exchange adjustments[1]	346	—	—	—	—	—	—	—	—	346
Net (losses)/gains taken to equity	—	(40)	(107)	—	—	2	7	—	—	(138)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	—	1
Transferred to profit or loss	—	—	41	—	—	—	—	—	—	41
Net losses in respect of cash flow hedging of capital expenditure	—	(13)	—	—	—	—	—	—	—	(13)
Tax	—	6	7	—	—	—	(1)	—	—	12
Cash flow hedges transferred to the statement of financial position, net of tax	—	(18)	—	—	—	—	—	—	—	(18)
At 31 March 2019	736	61	17	—	34	48	13	19	(5,165)	(4,237)

1.
The exchange adjustments recorded in the translation reserve comprise a gain of £896 million (2018: loss of £1,304 million; 2017: gain of £1,364 million) relating to the translation of foreign operations offset by a loss of £550 million (2018: gain of £800 million; 2017: loss of £1,018 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in the non-sterling denominated subsidiaries.

The merger reserve represents the difference between the carrying value of subsidiary undertaking investments and their respective capital structures following the Lattice demerger from BG Group plc and the 1999 Lattice refinancing.